Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments (Tables) [Line Items]
Schedule of Details Regarding Fair Value Measurement	Fair value hierarchy of financial instruments measured at fair value:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 19B (1))	-	-	73	73
Financial liability of warrants	-	-	2,518	2,518
	December 31, 2022
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))	-	-	431	431

Schedule of Details Regarding Fair Value Measurement
	Financial asset- convertible note	Financial liability- warrant

Balance as of January 1, 2023	431	-
Issuance	-	6,015
Proceed	(875)	-
Revaluation	517	(3,497)
Balance as of December 31, 2023	73	2,518

Schedule of Fair Value Measurement	Details regarding fair value measurement at Level 3:
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

For the year ended December 31, 2023
Warrant (see note 10D1)	Black - Scholes	expected term	5.3 years
		expected volatility	89.94%
		annual risk free interest	3.88%
		dividend yield	0%

Convertible debt instrument		DLOM	26.1%

For the year ended December 31, 2022
Warrant	Black - Scholes	expected term	1.72 years
		expected volatility	117.42%
		annual risk free interest	4.47%
		dividend yield	0%

Convertible debt instrument		DLOM	37.6%

Currency risk [Member]
Financial Instruments (Tables) [Line Items]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate	Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2023:
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	11	28	550	(28)	(11)
Other current assets	13	33	660	(33)	(13)
Accounts payable	(5)	(11)	(225)	11	5
Other payables	(27)	(67)	(1,340)	67	27
Post-employment benefit liabilities	(3)	(7)	(141)	7	3
Total income (loss)	(11)	(24)		24	11
Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2023:
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	1	2	48	(2)	(1)
Accounts payable	(3)	(8)	(153)	8	3
Other payables	(5)	(12)	(232)	12	5
Total income (loss)	(7)	(18)		18	7
Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2022:
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	19	48	960	(48)	(19)
Other current assets	17	42	841	(42)	(17)
Accounts payable	(4)	(10)	(205)	10	4
Other payables	(33)	(83)	(1,668)	83	33
Post-employment benefit liabilities	(3)	(7)	(145)	7	3
Total income (loss)	(4)	(10)		10	4
Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2022:
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	45	112	2,246	(112)	(45)
Accounts payable	(20)	(49)	(979)	49	20
Other payables	(4)	(10)	(207)	10	4
Total income (loss)	21	53		(53)	(21)